Revenue Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	$ 80
Current contract liabilities	1	$ 8
Contract liabilities at end of period	14	80
IFRS 15
Changes in Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	88	62
IFRS 16 and 15 transition adjustments(1)	15	17
Amounts transferred to revenue included in opening balance	(10)	(10)
Consideration received	5	13
Increases due to interest accrued and expensed during the period	5	6
Contract termination associated with the purchase of Keephills 3 (Note 4(D))	(88)	0
Contract liabilities at end of period	$ 15	$ 88